FAIR VALUE MEASUREMENTS - Summary of Company's financial assets measured and recorded at fair value on recurring basis (Details) - Recurring basis [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets measured and recorded at fair value [Line Items]
Short-term investments	$ 1,436
Long-term investments
Long-term investments-Convertible debt	0	$ 2,000
Contingent consideration	(1,032)	(105,670)
Total	404	(103,670)
Quoted price in active markets for identical assets Level 1 [Member]
Financial assets measured and recorded at fair value [Line Items]
Short-term investments	0
Long-term investments
Long-term investments-Convertible debt	0
Contingent consideration	0
Total	0
Significant other observable inputs Level 2 [Member]
Financial assets measured and recorded at fair value [Line Items]
Short-term investments	1,436
Long-term investments
Long-term investments-Convertible debt	0
Contingent consideration	0
Total	1,436
Significant unobservable inputs Level 3 [Member]
Financial assets measured and recorded at fair value [Line Items]
Short-term investments	0
Long-term investments
Long-term investments-Convertible debt	0	2,000
Contingent consideration	(1,032)	(105,670)
Total	$ (1,032)	$ (103,670)